Share-based Compensation - HCML Share Based Compensation Expense (Details) - HCML Share Option Scheme - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation
Share-based compensation expense	$ 1,284,000	$ 1,278,000	$ 88,000
Unrecognized compensation cost	$ 1,539,000
Unrecognized compensation cost recognition period	3 years 1 month 6 days
Cash received from option exercises	$ 380,000	426,000	1,374,000
Research and development expenses
Share-based Compensation
Share-based compensation expense	$ 1,284,000	$ 1,278,000	74,000
Administrative expenses
Share-based Compensation
Share-based compensation expense			$ 14,000